GUARANTEES AND PLEDGES (Schedule of Secured Liabilities of Group) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of financial liabilities [line items]
Bank letters of credit		₪ 2,979	₪ 1,580
Secured liabilities		2,979	1,580
Liabilities to banks		₪ 7,106	₪ 6,502
US Dollars [Member]
Disclosure of financial liabilities [line items]
Bank letters of credit | $	$ 859
Secured liabilities | $	$ 859